Related Parties - Changes of Number of Shares Granted (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related parties details 3 [abstract]
Share granted, beginning	1,700,128	2,366,796
Cancellation of granted shares due to termination of executive employment		(433,332)
Shares vested and transferred	(475,604)	(233,336)
Share granted, ending	1,224,524	1,700,128